Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

The accompanying consolidated financial statements include the accounts of Eldorado Resorts, Inc. (“ERI” or the “Company”), a Nevada corporation formed in September 2013, and its consolidated subsidiaries. The Company acquired Mountaineer, Presque Isle Downs and Scioto Downs in September 2014 pursuant to a merger (the “MTR Merger”) with MTR Gaming Group, Inc. (“MTR Gaming”) and in November 2015 it acquired Circus Reno and the interests in the Silver Legacy that it did not own prior to such date (the “Reno Acquisition”).

Throughout the year ended December 31, 2017, ERI owned and operated the following properties:

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Eldorado Resort Casino Reno (“Eldorado Reno”)—A 814-room hotel, casino and entertainment facility connected via an enclosed skywalk to Silver Legacy and Circus Reno located in downtown Reno, Nevada that includes 1,125 slot machines and 46 table games;

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Silver Legacy Resort Casino (“Silver Legacy”)—A 1,711-room themed hotel and casino connected via an enclosed skywalk to Eldorado Reno and Circus Reno that includes 1,187 slot machines, 63 table games and a 13 table poker room;

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Circus Circus Reno (“Circus Reno”)—A 1,571-room hotel-casino and entertainment complex connected via an enclosed skywalk to Eldorado Reno and Silver Legacy that includes 712 slot machines and 24 table games;

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Eldorado Resort Casino Shreveport (“Eldorado Shreveport”)—A 403-room, all suite art deco-style hotel and tri-level riverboat dockside casino situated on the Red River in Shreveport, Louisiana that includes 1,397 slot machines, 52 table games and an eight table poker room;

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Mountaineer Casino, Racetrack & Resort (“Mountaineer”)—A 357-room hotel, casino, entertainment and live thoroughbred horse racing facility located on the Ohio River at the northern tip of West Virginia’s northwestern panhandle that includes 1,508 slot machines and 36 table games, including a 10 table poker room;

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Presque Isle Downs & Casino (“Presque Isle Downs”)—A casino and live thoroughbred horse racing facility with 1,593 slot machines, 33 table games and a seven table poker room located in Erie, Pennsylvania; and

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Eldorado Gaming Scioto Downs (“Scioto Downs”)—A modern “racino” offering 2,245 VLTs, harness racing and a 118-room third party hotel connected to Scioto Downs located 15 minutes from downtown Columbus, Ohio.

In addition, on May 1, 2017, the Company consummated its acquisition of Isle of Capri Casinos, Inc. and acquired the following properties:

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Isle Casino Hotel—Black Hawk (“Isle Black Hawk”)—A land-based casino on an approximately 10-acre site in Black Hawk, Colorado that includes 1,026 slot machines, 27 table games, a nine table poker room and a 238-room hotel;

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Lady Luck Casino—Black Hawk (“Lady Luck Black Hawk”)—A land-based casino across the intersection from Isle Casino Hotel in Black Hawk Colorado, that includes 452 slot machines, 10 table games, five poker tables and a 164-room hotel with a parking structure connecting Isle Casino Hotel-Black Hawk and Lady Luck Casino-Black Hawk;

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Isle Casino Racing Pompano Park (“Pompano”)—A casino and harness racing track on an approximately 223-acre owned site in Pompano Beach, Florida that includes 1,455 slot machines and a 45 table poker room;

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Isle Casino Bettendorf (“Bettendorf”)—A land-based single-level casino located off Interstate 74 in Bettendorf, Iowa that includes 978 slot machines and 20 table games with two hotel towers with 509 hotel rooms;

•	Isle Casino Waterloo (“Waterloo”)—A single-level land-based casino in Waterloo, Iowa that includes 940 slot machines, 25 table games, and a 194-room hotel;
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Isle of Capri Casino Hotel Lake Charles (“Lake Charles”)—A gaming vessel on an approximately 19 acre site in Lake Charles, Louisiana, with 1,173 slot machines, 47 table games, including 13 poker tables, and two hotels offering 493 rooms;

•	Isle of Capri Casino Lula (“Lula”)—Two dockside casinos in Lula, Mississippi with 875 slot machines and 20 table games, two on-site hotels with a total of 486 rooms and a 28-space RV Park;
•	Lady Luck Casino Vicksburg (“Vicksburg”)—A dockside casino in Vicksburg, Mississippi that includes 616 slot machines, nine table games and a hotel with a total of 89 rooms;
•	Isle of Capri Casino Boonville (“Boonville”)—A single-level dockside casino in Boonville, Missouri that includes 893 slot machines, 20 table games and a 140-room hotel;
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Isle Casino Cape Girardeau (“Cape Girardeau”)—A dockside casino and pavilion and entertainment center in Cape Girardeau, Missouri that includes 872 slot machines and 24 table games, including four poker tables;

•	Lady Luck Casino Caruthersville (“Caruthersville”)—A riverboat casino located along the Mississippi River in Caruthersville, Missouri that includes 516 slot machines and nine table games;
•	Isle of Capri Casino Kansas City (“Kansas City”)—A dockside casino located close to downtown Kansas City, Missouri offering 966 slot machines and 18 table games; and
•	Lady Luck Casino Nemacolin (“Nemacolin”)—A casino property located on the 2,000-acre Nemacolin Woodlands Resort in Western Pennsylvania that includes 600 slot machines and 28 table games.

In addition, Scioto Downs, through its subsidiary RacelineBet, Inc., also operates Racelinebet.com, a national account wagering service that offers online and telephone wagering on horse races as a marketing affiliate of TwinSpires.com, an affiliate of Churchill Downs, Inc.

Acquisition of Isle of Capri Casinos, Inc. and Refinancing

On May 1, 2017 (the “Isle Acquisition Date”), the Company completed its acquisition of Isle of Capri Casinos, Inc. pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated as of September 19, 2016 with Isle of Capri Casinos, Inc., a Delaware corporation (“Isle” or “Isle of Capri”), Eagle I Acquisition Corp., a Delaware corporation and a direct wholly-owned subsidiary of the Company, and Eagle II Acquisition Company LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of the Company (the “Isle Acquisition” or the “Isle Merger”). As a result of the Isle Merger, Isle became a wholly-owned subsidiary of ERI and, at the effective time of the Isle Merger, each outstanding share of Isle’s stock converted into the right to receive $23.00 in cash or 1.638 shares of ERI common stock (the “Stock Consideration”), at the election of the applicable Isle shareholder and subject to proration such that the outstanding shares of Isle common stock were exchanged for aggregate consideration comprised of 58% cash, or $552.0 million, and 42% ERI common stock, or 28.5 million newly issued shares of ERI common stock. The total purchase consideration was $1.93 billion (See Note 3).

In connection with the Isle Acquisition, the Company completed a debt financing transaction comprised of: (a) a senior secured credit facility in an aggregate principal amount of $1.75 billion with a (i) term loan facility of $1.45 billion and (ii) revolving credit facility of $300.0 million and (b) $375.0 million of senior unsecured notes. The proceeds of such borrowings were used to pay the cash portion of the consideration payable in the Isle Merger, refinance all of Isle’s existing credit facilities, redeem or otherwise repurchase all of Isle’s senior and senior subordinated notes, refinance the Company’s existing credit facility and pay transaction fees and expenses related to the foregoing (See Note 9 for further discussion of the refinancing transaction and terms of such indebtedness).

On September 13, 2017, the Company issued an additional $500.0 million in aggregate principal amount of its 6% Senior Notes (as defined below) at an issue price equal to 105.5% of the principal amount. The 6% Senior Notes were issued as additional notes under the New Indenture dated March 29, 2017 (as defined below), as supplemented by the supplemental indenture dated as of May 1, 2017 between the Company, the guarantors party thereto and U.S. Bank National Association, pursuant to which the Company previously issued $375.0 million aggregate principal amount of 6% Senior Notes. The additional 6% Senior Notes formed part of a single class of securities together with the initial 6% Senior Notes for all purposes under the New Indenture, including waivers, amendments, redemptions and offers to purchase.

Transaction expenses attributed to the Isle Acquisition are reported on the accompanying statements of income related to legal, accounting, financial advisory services, severance, stock awards and other costs totaling $92.8 million and $8.6 million during the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017, $0.1 million of accrued costs and expenses related to the Isle Acquisition are included in accrued other liabilities. Additionally, we recognized a loss of $27.3 million for the year ended December 31, 2017 related to the extinguishment of Isle debt and the payment of interest and call premiums in conjunction with the Isle Acquisition.

On August 22, 2016, Isle entered into a definitive agreement (the “Agreement”) to sell its casino and hotel property in Lake Charles, Louisiana, for $134.5 million, subject to a customary purchase price adjustment, to an affiliate of Laguna Development Corporation (the “Buyer”), a Pueblo of Laguna-owned business based in Albuquerque, New Mexico. The Agreement was assumed by the Company at the Isle Acquisition Date. On November 21, 2017, the Company terminated the Agreement. The closing of the transaction was subject to certain closing conditions, including obtaining certain gaming approvals, and was to occur on or before the termination date, which had been extended by the parties to November 20, 2017. The Buyer did not obtain the required gaming approvals prior to the termination date, and pursuant to the terms of the Agreement, the Company retained the Buyer’s $20.0 million deposit. The Buyer agreed to the termination and its terms. The $20.0 million forfeited deposit was recorded as income on the accompanying statements of income as “Proceeds from Terminated Sale.” In previous periods, the operations of Lake Charles have been classified as discontinued operations and as assets held for sale for all periods presented. As a result of the termination, Lake Charles is no longer classified as assets held for sale and accounted for as discontinued operations and is included in our results of operations for the eight-month period from the Isle Acquisition Date through December 31, 2017.